Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

10 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2020	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Amortisation and impairment losses
At 1 January 2020	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Net book value
At 31 December 2020	20,113	514	320	20,947
At 31 December 2021	41,314	748	430	42,492
At 31 December 2022	38,393	497	417	39,307

	2022	2021	2020
	$m	$m	$m
Net book value
Current intangible assets	–	105	–
Non-current intangible assets	39,307	42,387	20,947
At 31 December	39,307	42,492	20,947

Other intangibles consist mainly of research and device technologies and the Alexion brand name. Included within Software development costs are assets currently in development that will commence amortisation when ready for use.

Included within Additions − separately acquired are amounts of $1,135m (2021: $124m; 2020: $835m), relating to deferred payments and other non-cash consideration for the acquisition of Product, marketing and distribution rights, which are not reflected in the current year Consolidated Statement of Cash Flows. Disposals include amounts related to fully depreciated assets that are no longer in use by the Group.

Amortisation charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992
Year ended 31 December 2021
Cost of sales	66	–	–	66
Research and development expense	–	33	–	33
Selling, general and administrative expense	2,842	138	63	3,043
Other operating income and expense	–	1	–	1
Total	2,908	172	63	3,143
Year ended 31 December 2022
Cost of sales	32	–	–	32
Research and development expense	–	30	–	30
Selling, general and administrative expense	3,867	151	76	4,094
Total	3,899	181	76	4,156

Net impairment charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative expense	185	–	–	185
Total	240	–	–	240
Year ended 31 December 2021
Research and development expense	1,464	–	–	1,464
Selling, general and administrative expense	603	–	18	621
Total	2,067	–	18	2,085
Year ended 31 December 2022
Research and development expense	95	–	–	95
Selling, general and administrative expense	64	82	(17)	129
Total	159	82	(17)	224

Impairment charges and reversals

We perform a rigorous impairment trigger assessment for all our intangible assets. Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment loss or reversal. Where testing is required, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss or reversal. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which it belongs. The Group considers that as the intangible assets are linked to individual products and that product cash flows are considered to be largely independent of other product cash flows, the CGU for intangibles is at the product level. Group level budgets and forecasts include forecast capital investment and operational impacts related to sustainability projects, as well as inflationary impacts, and form the basis for the value in use models used for impairment testing.

An asset’s recoverable amount is determined as the higher of an asset’s or CGU’s fair value less costs to sell or value in use, in both cases using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining period of expected economic benefit. Where the value in use approach is used, the post-tax risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7% for 2022, 2021 and 2020), which is a nominal rate. There is no material difference in the approach taken to using pre-tax cash flows and a pre-tax rate compared to post-tax cash flows and a post-tax rate, as required by IAS 36. Where fair value less costs to sell is used to determine recoverable value, the discount rate is assessed with reference to a market participant; this is not usually materially different to the AstraZeneca post-tax weighted average cost of capital rate of 7%. Legacy Alexion assets have been tested for impairment at risk-adjusted post-tax discount rates ranging between 8.5% to 10.5% as they are integrated into the Group. No impairments have been recognised on these assets.

The estimates used in calculating the recoverable amount are considered significant estimates, highly sensitive and depend on assumptions specific to the nature of the Group’s activities including:

>	outcome of R&D activities
>	probability of technical and regulatory success
>	market volume, share and pricing (to derive peak year sales)
>	amount and timing of projected future cash flows
>	sales erosion curves following patent expiry.

For assets held at fair value less costs to sell, we make appropriate adjustments to reflect market participant assessments.

In 2022, the Group recorded impairment charges of $146m in respect of launched products. Impairment charges recorded against products in development totalled $172m due to decisions made to terminate the related activities.

In 2021, the Group recorded impairment charges of $603m in respect of launched products, including Bydureon ($469m, revised carrying amount of $50m) under value in use model, roxadustat ($121m, revised carrying amount of $215m) under value in use model and other launched products totalling $13m.

Impairment charges recorded against products in development in 2021, based on fair value less costs to sell, totalled $1,464m, principally Ardea ($1,172m) which was fully impaired following the decision to discontinue development of verinurad. The remaining impairments relate to full impairments of various products in development, due to either management’s decision to discontinue development as part of a Group-wide portfolio prioritisation review, or due to the outcome of research activities.

In 2020, the Group recorded impairment charges of $350m in respect of launched products, including Duaklir ($200m, revised carrying amount of $210m) under fair value less costs to sell, Bydureon ($102m, revised carrying amount of $581m) under value in use model, and other launched products totalling $48m. The fair value less costs to sell valuation model for Duaklir was based on discounted cash flows, and was categorised at Level 3 in the fair value hierarchy. Key assumptions in this model were forecast future revenue and costs of production. Impairment charges recorded against products in development totalled $55m.

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required. Impairment reversals of $94m were recorded in 2022, including $77m in respect of products in development. No impairment reversals were recorded in 2021. Impairment reversals of $165m were recorded in 2020 in respect of launched products, including FluMist ($147m, revised carrying amount of $300m, driven by expanded vaccination efforts increasing global demand), and other launched products of $18m.

When launched products, such as the ones detailed above, are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Significant assets

	Carrying value	Remaining amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	16,040	5 to 13 years
Intangible assets arising from the acquisition of Acerta Pharma	4,817	10 years
Strensiq, Kanuma and Andexxa intangible assets arising from the acquisition of Alexion	4,583	10 to 16 years
Enhertu intangible assets acquired from Daiichi Sankyo	2,960	11 years
Intangible asset products in development arising from the acquisition of Alexion[1]	2,760	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	2,012	9 years
Other intangible assets (DS-1062) acquired from Daiichi Sankyo[1]	937	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	569	4 to 7 years
Farxiga/Forxiga intangible assets acquired from BMS	528	4 years
Intangible assets arising from the acquisition of Pearl Therapeutics	462	6 to 7 years
RSV franchise assets arising from the acquisition of MedImmune	458	3 years
Monalizumab intangible assets acquired from Innate Pharma[1]	350	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.

The acquisition of intangible assets relating to DS-1062 in 2020 was assessed under the optional concentration test in IFRS 3 and was determined to be an asset acquisition, as substantially all of the value of the gross assets acquired was concentrated in a single asset.